Investments (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Major categories of net investment income
Total investment income	$ 7,256	$ 7,806	$ 8,482
Investment expenses	(256)	(245)	(233)
Net investment income	7,000	7,561	8,249
Non-income producing investments	0	0	0
Fixed maturity securities
Major categories of net investment income
Total investment income	5,251	5,735	6,354
Equity securities
Major categories of net investment income
Total investment income	462	412	512
Commercial mortgage loans on real estate
Major categories of net investment income
Total investment income	1,496	1,604	1,545
Policy loans
Major categories of net investment income
Total investment income	16	13	3
Short-term investments
Major categories of net investment income
Total investment income	0	0	2
Other investments
Major categories of net investment income
Total investment income	31	42	65
Cash and cash equivalents
Major categories of net investment income
Total investment income	$ 0	$ 0	$ 1